Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet Parenthetical [Abstract]
Cost of Short-term Investments	$ 4.8	$ 9.6
Accounts Receivable Allowances	65.8	39.2
Accumulated Amortization of Acquisition-related Intangible Assets	$ 3,169.3	$ 2,539.1
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Shares Issued (in shares)	0	0
Common Stock, $1 Par Value - Par Value (in dollars per share)	$ 1	$ 1
Common Stock, $1 Par Value - Shares Authorized (in shares)	1,200,000,000	1,200,000,000
Common Stock, $1 Par Value - Shares Issued (in shares)	406,416,940	401,779,152
Treasury Stock at Cost (in shares)	35,033,919	10,409,268